Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements and Fair Value of Financial Instruments Disclosure
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2013	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$4,859.9	$4,859.9	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	9.8	9.8	—	—
Insurance contracts	74.5	—	74.5	—
Auction rate securities	4.5	—	—	4.5
Derivative contracts	3.8	—	3.8	—

Total Assets	$4,952.5	$4,869.7	$78.3	$4.5

Liabilities
Derivative contracts	$6.5	$—	$6.5	$—
Contingent consideration	5.1	—	—	5.1

Total Liabilities	$11.6	$—	$6.5	$5.1
	The following table presents information about the company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$73.6	$73.6	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	36.6	36.6	—	—
Insurance contracts	62.5	—	62.5	—
Auction rate securities	4.3	—	—	4.3
Derivative contracts	1.6	—	1.6	—

Total Assets	$178.6	$110.2	$64.1	$4.3

Liabilities
Derivative contracts	$0.8	$—	$0.8	$—
Contingent consideration	20.1	—	—	20.1

Total Liabilities	$20.9	$—	$0.8	$20.1

Available-for-sale Securities [Table Text Block]
(In millions)	Market Value	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses

2013
Mutual Fund and Unit Trust Investments	$9.8	$7.3	$2.5	$—
Auction Rate Securities	4.5	4.6	—	0.1

	$14.3	$11.9	$2.5	$0.1

2012
Mutual Fund and Unit Trust Investments	$36.6	$25.4	$11.2	$—
Auction Rate Securities	4.3	4.8	—	0.5

	$40.9	$30.2	$11.2	$0.5

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
(In millions)	2013	2012

Contingent Consideration
Beginning Balance	$20.1	$1.7
Additions	—	19.9
Payments	(28.6)	(1.0)
Change in fair value included in earnings	13.5	(0.5)
Currency translation	0.1	—

Ending Balance	$5.1	$20.1

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Fair Value – Assets		Fair Value – Liabilities
	December 31,	December 31,	December 31,	December 31,
(In millions)	2013	2012	2013	2012

Derivatives Designated as Hedging Instruments
Interest rate swaps (a)	$—	$—	$5.2	$—
Derivatives Not Designated as Hedging Instruments
Currency exchange contracts (b)	3.8	1.6	1.3	0.8

(a)	The fair value of the interest rate swaps is included in the consolidated balance sheet under the caption other long-term liabilities.
(b)	The fair value of the currency exchange contracts is included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
	Gain (Loss) Recognized
(In millions)	2013	2012

Derivatives Designated as Fair Value Hedges
Interest rate swaps - effective portion	$0.2	$—
Interest rate swaps - ineffective portion	(1.4)	—
Derivatives Not Designated as Fair Value Hedges
Currency exchange contracts
Included in cost of revenues	$2.7	$3.0
Included in other expense, net	(22.1)	(10.4)

Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$7.6	$7.6	$4.7	$4.7

Debt Obligations:
Senior notes	$10,195.4	$10,304.8	$7,019.5	$7,455.2
Commercial paper	250.0	250.0	50.0	50.0
Other	41.9	41.9	54.8	54.8

	$10,487.3	$10,596.7	$7,124.3	$7,560.0

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends which represent level 2 measurements.

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
	December 31, 2013		December 31, 2012
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$7.6	$7.6	$4.7	$4.7

Debt Obligations:
Senior notes	$10,195.4	$10,304.8	$7,019.5	$7,455.2
Commercial paper	250.0	250.0	50.0	50.0
Other	41.9	41.9	54.8	54.8

	$10,487.3	$10,596.7	$7,124.3	$7,560.0

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends which represent level 2 measurements.